Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans	$ 365,242	$ 249,767
Pass [Member]
Loans	361,755	248,187
Special Mention [Member]
Loans	2,707	798
Substandard [Member]
Loans	780	782
Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member]
Loans	210,838	204,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	7,528	6,298
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans	6,942	6,126
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans	415
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans	171	172
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	38,884	39,897
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans	38,567	39,579
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans	317	318
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	24,043	22,233
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans	24,043	22,233
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	131,820	119,323
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans	129,236	118,233
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans	2,292	798
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans	292	292
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	4,775	12,523
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans	4,775	12,523
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	3,788	3,726
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans	3,788	3,726
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans
Commercial Portfolio Segment [Member]
Loans	154,387	45,745
Commercial Portfolio Segment [Member] | Pass [Member]
Loans	154,387	45,745
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans
Consumer Portfolio Segment [Member]
Loans	17	22
Consumer Portfolio Segment [Member] | Pass [Member]
Loans	17	22
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans